Cover	Aug. 04, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2025
Entity File Number	001-42493
Entity Registrant Name	FG Merger II Corp.
Entity Central Index Key	0001906364
Entity Tax Identification Number	86-2579471
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	104 S. Walnut Street
Entity Address, Address Line Two	Unit 1A
Entity Address, City or Town	Itasca
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60143
City Area Code	847
Local Phone Number	751-9017
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	FGMC
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	FGMCR
Security Exchange Name	NASDAQ
Units [Member]
Title of 12(b) Security	Units
Trading Symbol	FGMCU
Security Exchange Name	NASDAQ